OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Other Payables
OTHER PAYABLES

17.	OTHER PAYABLES

The other payables classified in current and non-current liabilities are comprised as follows:

				Consolidated
	Current		Non-current
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Payables to related parties (note 22 a)	109,087	50,624	53,356	66,607
Derivative financial instruments (note 14 a)	416,935		69,472	101,822
Dividends and interest on capital	611,307	1,206,870
Advances from customers (1)	1,120,072	2,140,783	943,919	947,896
Taxes in installments (note 19)	280,721	51,999	184,106	152,420
Profit sharing - employees	266,705	223,885
Taxes payable			10,925	10,378
Provision for consumption and services	241,965	216,692
Third party materials in our possession	303,858	418,084
Trade payables - Drawee Risk and forfaiting (note 16)	5,709,069	4,439,967
Trade payables (note 16)			46,269	98,625
Lease Liabilities (note 15)	177,010	119,047	516,836	492,504
Other payables	81,922	36,703	391,535	77,912
	9,318,651	8,904,654	2,216,418	1,948,164
(1)	Advances from Customers: As of December 31, 2021, refers to iron ore supply contracts signed by the subsidiary CSN Mineração with an important international player. Additionally in 2022, the subsidiaries CSN Mineração and CSN Cimentos entered into advance contracts for the sale of electricity with national operators in the sector to be executed for up to 8 years, consequently, they received in advance the amount of R$772,000.